Equity Compensation Plans - Summary of Restricted Stock Units Activity (FY) (Details) - Restricted stock units - $ / shares	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2017	Sep. 30, 2018	Dec. 31, 2017
Number of Shares
Unvested, beginning balance (in shares)	115,115	718,000	115,115
Granted (shares)	500,000		872,500
Vested (shares)		(288,000)	(214,073)
Forfeited (shares)		(11,000)	(55,500)
Unvested, ending balance (in shares)		419,000	718,000
Weighted Average Grant Date Fair Value
Unvested, beginning balance (in usd per share)	$ 5.11	$ 1.57	$ 5.11
Granted (USD per share)			1.13
Vested (USD per share)		1.82	1.70
Forfeited (USD per share)		1.32	1.45
Unvested, ending balance (in usd per share)		$ 1.40	$ 1.57